Note 4 - Formation of AHIT-NNMP	9 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Note 4 - Formation of AHIT-NNMP

4.      Formation of AHIT-NNMP

On July 13, 2016, the Company entered into the Master UPREIT Formation Agreement set forth in Section 1, above, resulting in the formation of AHIT NNMP, LLP, a Maryland limited liability company. The Company is the General Partner of the limited liability partnership. AHIT NNMP is intended to serve as an umbrella partnership real estate investment trust, commonly referred to as an "UPREIT". On August 2, 2016, AHIT NNMP acquired from the Northern New Mexico Properties, LLC, six single family residences, four apartments and sixteen mobile homes spaces located in New Mexico in exchange for a total consideration of approximately $1,334,000 consisting of 500,614 common units in the UPREIT valued at approximately $1,130,000, which carry with them certain option rights into shares of common stock in the Company and the assumption of certain mortgage notes totaling to approximately $204,000.